Movements in Equity - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retained losses and other reserves	£ 76		£ (4,430)	£ (3,172)
Other reserve	2,061	£ 41	2,047	2,220	£ 2,340
Associates and joint ventures [member]
Retained losses and other reserves	337		334	329
Merger and premerger reserves [member]
Other reserve	1,849		1,849	1,849
Capital redemption reserve [member]
Other reserve	£ 280		£ 280	£ 280